Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Total unrealized and realized gains and losses of equity securities without readily determinable fair values	Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2019 were as follows:

	For the year ended December 31, 2019
	RMB	US$
Gross unrealized gains (upward adjustments)	41,581,818	5,972,854
Gross unrealized losses (downward adjustments excluding impairment)	—	—

Net unrealized gains and losses on equity securities held	41,581,818	5,972,854
Net realized gains on equity securities sold	—	—

Total net gains recognized in other income, net	41,581,818	5,972,854